Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 1,487	$ 843
Restricted cash	59	95
Trade accounts receivable — net	582	612
Inventories	253	285
Commodity and other derivative contractual assets	190	350
Margin deposits related to commodity contracts	30	213
Prepaid expense and other current assets	72	75
Total current assets	2,673	2,473
Restricted cash	500	650
Investments	1,240	1,064
Property, plant and equipment — net	4,820	4,443
Goodwill	1,907	1,907
Identifiable intangible assets — net	2,530	3,205
Commodity and other derivative contractual assets	58	64
Accumulated deferred income taxes	710	1,122
Other noncurrent assets	162	239
Total assets	14,600	15,167
Current liabilities:
Long-term debt due currently	44	46
Trade accounts payable	473	479
Commodity and other derivative contractual liabilities	224	359
Margin deposits related to commodity contracts	4	41
Accrued taxes	58	31
Accrued taxes other than income	136	128
Accrued interest	16	33
Asset retirement obligations	99	55
Other current liabilities	297	332
Total current liabilities	1,351	1,504
Long-term debt, less amounts due currently	4,379	4,577
Commodity and other derivative contractual liabilities	102	2
Tax Receivable Agreement obligation	333	596
Asset retirement obligation	1,837	1,671
Other noncurrent liabilities and deferred credits	256	220
Total liabilities	8,258	8,570
Commitments and Contingencies
Total equity:
Common stock (par value — $0.01; number of shares authorized — 1,800,000,000) (shares outstanding: December 31, 2017 — 428,398,802; December 31, 2016 — 427,580,232)	4	4
Additional paid-in-capital	7,765	7,742
Retained deficit	(1,410)	(1,155)
Accumulated other comprehensive income (loss)	(17)	6
Total equity	6,342	6,597
Total liabilities and equity	$ 14,600	$ 15,167